GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS
Indefinite-lived intangible assets	$ 7,360	$ 7,415
Amortization of intangibles	$ 6,393	$ 4,860	$ 2,795